Trade Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
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Trade Payables and Other Current Liabilities
NOTE 22: TRADE PAYABLES AND OTHER CURRENT LIABILITIES

(€’000)	As at December 31,
	2021	2020
Total Trade payables	6 611	4 736
Other current liabilities
Social security	332	319
Payroll accruals	1 798	1 653
Onerous contracts—current liabilities	388	488
Other current grant liabilities	1 096	1 838
Other current liabilities	2 338	1 317

Total Other current liabilities	5 952	5 614

Total Trade payables and other current liabilities	12 563	10 350

Trade payables
Trade payables are
non-interest-bearing
liabilities and are normally settled on a
90-day
terms. Their increase is mainly attributable to monthly effect in the timing of the expenses and the related payments.
Other current liabilities
As of December 31, 2021, the increase on social security and payroll accruals of
€0.2 million compared to December 31, 2020 is mainly related to employee movements in 2021.
As of December 31, 2020, the Group recorded a provision for onerous contracts in order to cover the contractual obligations, mainly on clinical activities follow-up
and studies closing costs, after the Group’s decision to discontinue the development of first-generation, autologous CAR T candidate
CYAD-01.
As of December 31, 2021, the remaining provision recorded to cover for contractual obligations through 2022 reaches an amount of €0.4 million.
The other
non-current
liabilities attached to grants is mainly explained by the excess of cash proceeds compared to the eligible expenses subsidized by the convention numbered 8087
(CYAD-01
– DEPLETHINK), 8436
(CYAD-211
Immunicy) and 8516 (new engagers) recognized in 2021 for €1.1million. The decrease compared to year-end
2020 is mainly related to the convention 8436 due to eligible expenses subsidized by the convention recognized in 2021.
Other current liabilities increase of €1.0 million mainly explained by an accrual of €0.8 million for the reimbursement of R&D tax credit related to tax audit on fiscal year 2015. In 2020, an accrual had been established to cover for a €1.0 million reimbursement of R&D tax credit related to an assessment resulting from an audit of fiscal years 2013 and 2014. The reimbursement will be required through the first quarter of 2022 even though the management plans to appeal the assessment.
No discounting was performed to the extent that the amounts do not present payments terms longer than one year at the end of each financial year presented.